Summary of significant accounting policies - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost		Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs		¥ 509,653	¥ 448,780	¥ 489,036
Research and development costs		1,064,269	1,037,528	¥ 1,055,672
Inventories, LIFO basis		472,717	433,802
Inventory increase had LIFO been replaced by FIFO basis		¥ 22,778	¥ 40,650
Intangible assets with a definite life, estimated useful lives		5 years
Cumulative-effect adjustment to retained earnings	¥ 1,125,109
Building | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives		65 years
Building | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives		2 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives		20 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives		2 years
Assets Leased to Others | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives		5 years
Assets Leased to Others | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives		2 years
Retail Receivables Portfolio Segment | Maximum
Significant Accounting Policies [Line Items]
Contract period		7 years
Retail Receivables Portfolio Segment | Minimum
Significant Accounting Policies [Line Items]
Contract period		2 years
Finance Lease Receivables Portfolio Segment | Maximum
Significant Accounting Policies [Line Items]
Contract period		5 years
Finance Lease Receivables Portfolio Segment | Minimum
Significant Accounting Policies [Line Items]
Contract period		2 years